Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

June 30, 2018

Dates Covered
Collections Period	06/01/18 - 06/30/18
Interest Accrual Period	06/15/18 - 07/15/18
30/360 Days	30
Actual/360 Days	31
Distribution Date	07/16/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/18	446,136,113.64	26,334
Yield Supplement Overcollateralization Amount 05/31/18	17,295,223.09	0
Receivables Balance 05/31/18	463,431,336.73	26,334
Principal Payments	18,198,642.24	747
Defaulted Receivables	1,236,369.91	66
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/18	16,300,405.65	0
Pool Balance at 06/30/18	427,695,918.93	25,521

Pool Statistics	$ Amount	# of Accounts
Pool Factor	43.94%
Prepayment ABS Speed	1.41%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	10,833,297.11	569
Past Due 61-90 days	2,875,225.34	158
Past Due 91-120 days	369,367.79	23
Past Due 121+ days	0.00	0
Total	14,077,890.24	750

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.17%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.73%
Delinquency Trigger Occurred	NO

Recoveries	860,942.31
Aggregate Net Losses/(Gains) - June 2018	375,427.60
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.97%
Prior Net Losses Ratio	2.36%
Second Prior Net Losses Ratio	1.09%
Third Prior Net Losses Ratio	1.35%
Four Month Average	1.44%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.85%

Overcollateralization Target Amount	19,246,316.35
Actual Overcollateralization	19,246,316.35
Weighted Average APR	3.89%
Weighted Average APR, Yield Adjusted	5.97%
Weighted Average Remaining Term	46.03

Flow of Funds	$ Amount

Collections	20,542,888.85
Investment Earnings on Cash Accounts	59,858.58
Servicing Fee	(386,192.78)
Transfer to Collection Account	0.00
Available Funds	20,216,554.65

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	444,614.49
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	17,610,385.95
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	2,124,056.46

Total Distributions of Available Funds	20,216,554.65

Servicing Fee	386,192.78
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 06/15/18	426,059,988.53
Principal Paid	17,610,385.95
Note Balance @ 07/16/18	408,449,602.58

Class A-1
Note Balance @ 06/15/18	0.00
Principal Paid	0.00
Note Balance @ 07/16/18	0.00
Note Factor @ 07/16/18	0.0000000%

Class A-2
Note Balance @ 06/15/18	569,988.53
Principal Paid	569,988.53
Note Balance @ 07/16/18	0.00
Note Factor @ 07/16/18	0.0000000%

Class A-3
Note Balance @ 06/15/18	324,000,000.00
Principal Paid	17,040,397.42
Note Balance @ 07/16/18	306,959,602.58
Note Factor @ 07/16/18	94.7406181%

Class A-4
Note Balance @ 06/15/18	75,480,000.00
Principal Paid	0.00
Note Balance @ 07/16/18	75,480,000.00
Note Factor @ 07/16/18	100.0000000%

Class B
Note Balance @ 06/15/18	26,010,000.00
Principal Paid	0.00
Note Balance @ 07/16/18	26,010,000.00
Note Factor @ 07/16/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	482,112.24
Total Principal Paid	17,610,385.95
Total Paid	18,092,498.19

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	522.49
Principal Paid	569,988.53
Total Paid to A-2 Holders	570,511.02

Class A-3
Coupon	1.30000%
Interest Paid	351,000.00
Principal Paid	17,040,397.42
Total Paid to A-3 Holders	17,391,397.42

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5120737
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.7048040
Total Distribution Amount	19.2168777

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0016126
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	1.7592239
Total A-2 Distribution Amount	1.7608365

A-3 Interest Distribution Amount	1.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	52.5938192
Total A-3 Distribution Amount	53.6771525

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 06/15/18	23,407,920.41
Investment Earnings	32,387.44
Investment Earnings Paid	(32,387.44)
Deposit/(Withdrawal)	-
Balance as of 07/16/18	23,407,920.41
Change	-

Total Reserve Amount	23,407,920.41